2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
Allowance for doubtful accounts	$ 110,658	$ 110,658	$ 110,658
Reserve for obsolete inventory	26,097	28,813	$ 26,097
Uninsured cash balances		$ 4,900,000
Bank 1 [Member]
Uninsured cash balances	789,318
Bank 2 [Member]
Uninsured cash balances	11,947
Bank 3 [Member]
Uninsured cash balances	$ 335,418
Sales Revenue, Net [Member] | One Customer
Concentration risk percentage	19.00%	15.00%
Sales Revenue, Net [Member] | Customer Two
Concentration risk percentage		19.00%
Sales Revenue, Net [Member] | Customer Three
Concentration risk percentage		16.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage	0.00%	56.00%
Accounts Receivable [Member] | Customer Two
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Customer Three
Concentration risk percentage		0.00%